Related Party Transactions and Key Management Compensation (Details) - USD ($) $ in Thousands		12 Months Ended
		Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Consulting Fees	[1],[2]	$ 46	$ 178	$ 153

[1]	During the year ended August 31, 2021, consulting and website/data back-up services were provided by Giancarlo Volo, the Company’s former Director of Operations – Africa, and companies related to him (2021 - $21, 2020 - $18, 2019 - $23). Effective May 31, 2021, these related party services have been discontinued and a new arm’s length party has been engaged to provide these website and data back-up services prospectively.
[2]	During the year ended August 31, 2021, consulting services were provided by a company controlled by Ulli Rath, a former Director of the Company (2021 - $25, 2020 - $160, 2019 - $130).